SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE BASED COMPENSATION
Schedule of Assumptions Used to Estimate Fair Value of Share Options

	Granted in 2021	Granted in 2022
Risk-free interest rate	0.92%	1.35%
Volatility	40%	39%
Dividend yield	2.5%	2.5%
Expected Life	6 years	6 years

Summary of Share Option Activity Under Option Plans

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		USD	Years	USD
Share options outstanding at December 31, 2021 (As adjusted)	992,500	12.27	2.14	—
Granted	10,000	14.00	6	—
Forfeited	(62,000)	12.84	—	—
Share options outstanding at December 31, 2022 (As adjusted)	940,500	12.26	1.18	—
Forfeited	(15,500)	12.52	—	—
Share options outstanding at December 31, 2023	925,000	12.25	0.18	—
Vested and expected to vest at December 31, 2023	925,000	12.25	0.18	—
Exercisable as of December 31, 2023	914,250	12.22	0.18	—